Litigation (Tables)	12 Months Ended
Dec. 31, 2023
Litigation provisions
Litigation provisions
	2023
CHF million
Balance at beginning of period	1,125
Increase in litigation accruals	1,492
Decrease in litigation accruals	(142)
Decrease for settlements and other cash payments	(751)
Reclassifications	(80)	[1]
Foreign exchange translation	(134)
Balance at end of period	1,510
1 Reclassifications of litigation fees due to an alignment to UBS policies.